Leases (Details) - Schedule of Operating Leases Liabilities and the Reconciliation of Undiscounted Cash Flows $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Operating Leases Liabilities and the Reconciliation of Undiscounted Cash Flows [Abstract]
2024	$ 276
2025	257
2026	145
2027
Undiscounted cash flows for operating leases	678
Less: amount representing interest	(79)
Operating lease liabilities	$ 599